Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Trading Symbol	UTES
Document Creation Date	Nov. 29, 2016
Document Effective Date	Nov. 29, 2016
Prospectus Date	Nov. 28, 2016